CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the year	$ (32,815)	$ (6,959)
Adjustments for:
Impairment of non-current assets (Note 4)	24,870	341
Share-based payments (Note 13(h))	958	1,596
Depreciation	305	171
Fair value loss on Silver Stream derivative liability (Note 5)	5,882	0
Investments fair value gain (Note 7)	(765)	0
Unrealized foreign exchange gain	(404)	0
Loss on disposal of subsidiaries ( Notes 4, 8(b))	296	0
Other expenses	129	6
Deferred income tax recovery (expense)	(1,587)	516
Equity income from investment in Treasury Metals (Note 4)	(1,446)	0
Operating cash flows before movements in working capital	(4,577)	(4,329)
Changes in non-cash working capital items:
(Increase) decrease in accounts and other receivables	(59)	(242)
(Increase) decrease in prepaid expenditures	9	(87)
Increase in accounts payables and accrued liabilities	405	458
Total cash used in operating activities	(4,222)	(4,200)
Cash flows from investing activities
Mineral property expenditures (Note 4,8)	(17,629)	(6,031)
Proceeds from sale of investments	4,937	1,758
Property and equipment purchases	(272)	(123)
Option payments and expenditures recovered (Note 8)	148	83
Total cash used in investing activities	(12,816)	(4,313)
Cash flows from financing activities
Net proceeds from bought deal financing (Note 13(c))	26,677	0
Net proceeds from private placements (Note 11(b))	9,124	9,258
Net proceeds from First Majestic Silver Corp. (Note 5)	3,263	0
Proceeds from exercise of warrants and stock options	1,296	43
Net proceeds from ATM program (Note 13(d))	125	0
Repayment of lease liability	(94)	0
Finance costs paid	(56)	0
Total cash provided by financing activities	40,335	9,301
Foreign exchange effect on cash	(298)	(1)
Change in cash and cash equivalents	22,999	787
Cash and cash equivalents, beginning	5,902	5,115
Cash and cash equivalents, ending	28,901	5,902
Cash and cash equivalents	$ 5,902	$ 5,115